Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Income Taxes [Line Items]
Applicable tax rate	25.00%	23.50%	19.00%
Average effective tax rate	38.00%	19.80%	53.90%
Tax impact of planned sale of French retail banking business	£ 60	£ (74)	£ 0
Deferred tax liability (asset)	(890)	(1,272)	(1,580)
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised	2,117	673
Temporary differences related to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches	4,000	3,700
Deferred tax liabilities	5	6
Temporary differences from investments in subsidiaries and branches
Summary Of Income Taxes [Line Items]
Deferred tax liabilities	31	27
Relief for tax losses
Summary Of Income Taxes [Line Items]
Deferred tax liability (asset)	(442)	£ (601)	£ (628)
Expiration within 10 years
Summary Of Income Taxes [Line Items]
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised	£ 53
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate	28.00%	27.75%
Applicable tax rate, surcharge	3.00%
Applicable tax rate, corporation	25.00%
Deferred tax liability (asset)	£ (347)	£ (441)
France
Summary Of Income Taxes [Line Items]
Applicable tax rate	26.00%	26.00%
Deferred tax liability (asset)	£ (391)	£ (693)
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised	566	0
France | Unused tax losses
Summary Of Income Taxes [Line Items]
Deferred tax assets, amount derecognised	124
France | Expiration within 10 years
Summary Of Income Taxes [Line Items]
Deferred tax liability (asset)	(414)	(566)
United States
Summary Of Income Taxes [Line Items]
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised	£ 1,496	£ 668